Hedging activities and derivatives (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about hedges [abstract]
Summary Of Foreign Currency And Interest Rate Risk

	March 31, 2021		March 31, 2022
	Assets	Liabilities	Assets	Liabilities
	(INR)	(INR)	(INR)	(INR)
Derivative contracts designated as hedging instruments	2,691	1,070	3,593	4,209

Summary Of Hedge Reserve Movement

Hedge reserve movement

	For the year ended March 31,
a) Cash flow hedge reserve	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Opening balance (after non-controlling interest)	(429)	(300)	(4,061)	(54)
Gain / (loss) recognised on cash flow hedges	1,373	(5,104)	1,878	25
(Gain) / loss reclassified to profit or loss (under head finance costs)	8	(58)	(212)	(3)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	559	(9)	907	12
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	280	106	1,629	21
Income tax relating on cash flow hedges	(2,157)	1,365	411	5
Closing balance	(366)	(4,000)	552	7
Less: Non-controlling interest movement	66	(61)	116	2
Closing balance (after non-controlling interest)	(300)	(4,061)	668	9

b) Cost of hedge reserve on cash flow hedges

Opening balance (after non-controlling interest)	(82)	(785)	(1,161)	(15)
Effective portion of changes in fair value	(2,119)	(2,354)	(6,128)	(81)
Amount reclassified to profit or loss as option premium amortisation (under head finance costs)	1,119	1,773	4,740	62
Amount transferred to property, plant and equipment	—	42	—	—
Tax effect	301	167	338	4
Closing balance	(781)	(1,157)	(2,211)	(29)
Less: Non-controlling interest movement	(4)	(4)	215	3
Closing balance (after non-controlling interest)	(785)	(1,161)	(1,996)	(26)

c) Total Hedge reserve movement (a+b)

Opening balance (after non-controlling interest)	(511)	(1,085)	(5,222)	(69)
OCI for the year	(636)	(4,072)	3,563	47
Attributable to non-controlling interests	62	(65)	331	4
Closing balance (after non-controlling interest)	(1,085)	(5,222)	(1,328)	(18)